Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
Acquisition cost:	As of January 1, 2021		Additions	Disposals	As of December 31, 2021

Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		45,984	65,356	-	111,340
Brands and logo rights		5,393	70	-	5,463

	Ps.	368,377	65,426	-	433,803
Accumulated amortization:	As of January 1, 2021		Amortization expense	Disposals	As of December 31, 2021

Customer relationships	Ps.	(37,333)	(6,400)	-	(43,733)
Software		(7,096)	(8,377)	-	(15,473)
Brands and logo rights		(4,587)	(250)	-	(4,837)

	Ps.	(49,016)	(15,027)	-	(64,043)

Schedule Acquisition Cost
Acquisition cost:	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Brand	Ps.	253,000	840,616	9,493	-	(1,003)	1,102,106
Customer relationships		64,000	553,808	-	-	-	617,808
Software		111,340	-	41,443	-	-	152,783
Brands and logo rights		5,463	-	109	-	-	5,572

	Ps.	433,803	1,394,424	51,045	-	(1,003)	1,878,269
Accumulated amortization:	As of December 31, 2021		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2022

Customer relationships	Ps.	(43,733)	(40,412)	-	-	(84,145)
Software		(15,473)	(29,686)	-	-	(45,159)
Brands and logo rights		(4,837)	(246)	-	-	(5,083)

	Ps.	(64,043)	(70,344)	-	-	(134,387)
Acquisition cost:	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		152,783	5,459	-	-	158,242
Brands and logo rights		5,572	52	-	-	5,624

	Ps.	1,878,269	5,511	-	-	1,883,780

Accumulated amortization:	As of December 31, 2022		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2023

Customer relationships	Ps.	(84,145)	(52,551)	-	(5,450)	(142,146)
Software		(45,159)	(41,363)	-	-	(86,522)
Brands and logo rights		(5,083)	(76)	-	-	(5,159)

	Ps.	(134,387)	(93,990)	-	(5,450)	(233,827)

Schedule of Customers Relationships Balance	The customers relationships balance of the Group are described below:
	As of December 31:
	2023		2022	2021

Betterware	Ps.	7,467	13,867	20,267
JAFRA Mexico		468,195	519,796	-
Total of customers relationships	Ps.	475,662	533,663	20,267